Loan Portfolio Aging Analysis (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non Accrual	$ 1,395	$ 1,361
Total Past Due and Non Accrual	2,679	3,071
Current	365,910	353,650
Total Loans Receivable	368,589	356,721
Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	938	1,171
Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	346	303
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	0	236
Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non Accrual	83	49
Total Past Due and Non Accrual	139	382
Current	81,188	74,132
Total Loans Receivable	81,327	74,514
Commercial | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	56	153
Commercial | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	0	105
Commercial | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	0	75
Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non Accrual	500	335
Total Past Due and Non Accrual	762	390
Current	198,174	191,296
Total Loans Receivable	198,936	191,686
Commercial Real Estate | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	262	0
Commercial Real Estate | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	0	55
Commercial Real Estate | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	0	0
Residential
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non Accrual	760	922
Total Past Due and Non Accrual	1,625	2,023
Current	74,228	74,131
Total Loans Receivable	75,853	76,154
Residential | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	559	805
Residential | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	306	135
Residential | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	0	161
Installment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non Accrual	52	55
Total Past Due and Non Accrual	153	276
Current	12,320	14,091
Total Loans Receivable	12,473	14,367
Installment | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	61	213
Installment | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	40	8
Installment | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due and Non Accrual	$ 0	$ 0